Acquisition of Subsidiaries - Acquisition Date Fair Values of Each Major Class of Consideration Transferred (Details) £ in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2018 GBP (£) shares	Dec. 29, 2017 GBP (£) employee	Dec. 29, 2017 USD ($) employee	Jun. 30, 2017	Sep. 02, 2016 GBP (£) employee
Disclosure of detailed information about business combination [line items]
Percentage of contingent consideration per payment installment, prior to IPO	33.33%
Velocity Partners
Disclosure of detailed information about business combination [line items]
Number of employees | employee		527	527
Initial cash consideration		£ 28,586
Fair value of deferred consideration		4,198
Fair value of contingent consideration		10,933
Fair value of tax refund consideration		1,170
Total consideration transferred		44,887
Weighted average trading price measurement period following the IPO event	30 days
Contingent consideration payment period	3 years
Maximum number of shares issuable on IPO (in shares) | shares	1,125,035
Additional consideration which may be required to supplement equity issuance	£ 12,100
Tax refund consideration due to former equity holders		1,200
Tax receivable for Washington State tax refund | $			$ 0.5
Value added tax receivables | $			$ 1.1
Percentage of voting equity interests acquired	100.00%
ISDC
Disclosure of detailed information about business combination [line items]
Number of employees | employee					286
Initial cash consideration					£ 8,862
Total consideration transferred					£ 8,862
Percentage of voting equity interests acquired				100.00%	100.00%
Not later than one year | Velocity Partners
Disclosure of detailed information about business combination [line items]
Fair value of deferred consideration		3,000
Later than one year and not later than two years | Velocity Partners
Disclosure of detailed information about business combination [line items]
Fair value of deferred consideration		£ 1,500